Stock-Based Compensation (Details Narrative) (10-K) - USD ($)						3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 04, 2019	Jul. 23, 2019	May 22, 2019	Aug. 04, 2018	Jun. 20, 2007	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock options granted to purchase common stock, issued							900,000
Stock options granted to purchase common stock, outstanding							9,050,000		7,850,000	7,750,000	7,470,000
Charges to operations						$ 5,030		$ 31,046	$ 31,046	$ 73,874
Total deferred compensation expense for outstanding value of unvested stock options							$ 980,000
Intrinsic value of exercisable but unexercised in-the-money stock options							$ 5,496,500		$ 1,664,950
Fair market value, per share							$ 1.17		$ 0.68
Winson Sze Chun Ho [Member]
Stock options granted to purchase common stock, issued				200,000
Stock option vested exercisable term				5 years
Stock options are exercisable price per share				$ 0.28
Number of fully vested option issued	100,000			100,000
Fair value of stock options				$ 104,920
Stock price per share				$ 0.2623
Stock options fully vested amount, fair value				$ 101,475
Dr. Yun Yen [Member]
Stock options granted to purchase common stock, issued			50,000	200,000
Stock option vested exercisable term				5 years
Stock options are exercisable price per share				$ 0.28
Number of fully vested option issued	100,000			100,000
Fair value of stock options				$ 104,920
Stock price per share				$ 0.2623
Stock options fully vested amount, fair value				$ 52,460
Dr. Winson Sze Chun Ho, Dr. Yun Yen, Dr. Stephen Forman and Dr. Philip Palmedo [Member]
Stock options granted to purchase common stock, issued			200,000
Stock option vested exercisable term			5 years
Stock options are exercisable price per share			$ 1.10
Stock price per share			$ 0.9453
Stock options fully vested amount, fair value			$ 189,060
Dr. Winson Sze Chun Ho [Member]
Stock options granted to purchase common stock, issued			50,000
Dr. Stephen Forman [Member]
Stock options granted to purchase common stock, issued			50,000
Dr. Philip Palmedo [Member]
Stock options granted to purchase common stock, issued			50,000
Eric Forman [Member]
Stock options granted to purchase common stock, issued			100,000
Stock option vested exercisable term			5 years
Stock options are exercisable price per share			$ 1.10
Number of fully vested option issued			100,000
Stock price per share			$ 0.9453
Stock options fully vested amount, fair value			$ 94,525
Mr. Johnson's [Member]
Stock options granted to purchase common stock, issued		500,000
Stock option vested exercisable term		5 years
Stock options are exercisable price per share		$ 1.10
Stock price per share		$ 0.8680
Stock options fully vested amount, fair value		$ 434,024
2007 Stock Compensation Plan [Member]
Stock options granted to purchase common stock, issued							1,250,000		1,250,000
Stock options granted to purchase common stock, outstanding							1,250,000		1,250,000
2007 Stock Compensation Plan [Member] | Maximum [Member]
Number of restricted stock issued					2,500,000